As filed with the Securities and Exchange Commission on November ____, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-7493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Hennessy Balanced Fund
SCHEDULE OF INVESTMENTS
09/30/2004 (UNAUDITED)

Number of Shares		Value
	COMMON STOCKS - 48.34%
	Aerospace & Defense - 0.24%
1,475	Honeywell International, Inc.	$ 52,893

	Automobiles - 4.78%
25,075	General Motors Corp.	1,065,186

	Beverages - 0.43%
2,400	The Coca-Cola Co.	96,120

	Chemicals - 5.10%
26,600	E.I. Du Pont de Nemours & Co.	1,138,480

	Diversified Financial Services - 9.71%
23,200	Citigroup, Inc.	1,023,584
28,775	J.P. Morgan Chase & Co.	1,143,231
		2,166,815

	Diversified Telecommunication Services - 9.59%
37,200	AT&T Corp.	532,704
46,100	SBC Communications, Inc.	1,196,295
10,400	Verizon Communications, Inc.	409,552
		2,138,551

	Industrial Conglomerates - 5.10%
33,900	General Electric Co.	1,138,362

	Oil & Gas - 2.70%
12,475	Exxon Mobil Corp.	602,917

	Paper & Forest Products - 2.40%%
13,225	International Paper Co.	534,422

	Pharmaceuticals - 3.66%
24,725	Merck & Co., Inc.	815,925

	Tobacco - 4.63%
21,975	Altria Group, Inc.	1,033,704

	Total Common Stocks (Cost $11,032,630)	10,783,375

Hennessy Balanced Fund
SCHEDULE OF INVESTMENTS - (Continued)
09/30/2004 (UNAUDITED)

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 51.50%
	U.S. Government - 44.67%
	U.S. Treasury Notes:
$ 347,000	2.125% 10/31/04	$ 347,136
620,000	2.000% 11/30/04	620,339
200,000	1.625% 1/31/05	199,859
4,970,000	1.500% 2/28/05	4,961,844
1,000,000	1.625% 3/31/05	998,242
250,000	1.625% 4/30/05	249,434
1,000,000	1.125% 6/30/05	992,969
650,000	1.500% 7/31/05	646,699
950,000	2.000% 8/31/05	948,553
	Total U.S. Government (Cost $9,994,224)	9,965,075
	Discount Notes - 6.83%
1,524,000	Federal Home Loan Bank Discount Note, 1.0000%	1,524,000
	Total Discount Notes (Cost $1,524,000)	1,524,000
	Variable Rate Demand Notes# - 0.00%
403	American Family Financial Services, Inc., 1.4525%	403
407	Wisconsin Corporate Central Credit Union, 1.5100%	407
	Total Variable Rate Demand Notes (Cost $810)	810
	Total Short-Term Investments (Cost $11,519,034)	11,489,885
	Total Investments - 99.84% (Cost $22,551,664)	22,273,260
	Other Assets and Liabilities, Net - 0.16%	36,594
	NET ASSETS - 100.0%	$ 22,309,854

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.

Hennessy Total Return Fund
SCHEDULE OF INVESTMENTS
09/30/2004 (UNAUDITED)

Number of Shares		Value
	COMMON STOCKS - 74.46%
	Aerospace & Defense - 0.04%
1,125	Honeywell International, Inc.	$ 40,343

	Automobiles - 7.06%
153,925	General Motors Corp.	6,538,734

	Chemicals - 7.61%
164,700	E. I. Du Pont de Nemours and Company	7,049,160

	Diversified Financial Services - 15.21%
152,475	Citigroup, Inc.	6,727,197
185,425	J.P. Morgan Chase & Co.	7,366,935
		14,094,132

	Diversified Telcommunication Services - 14.67%
341,650	AT&T Corp.	4,892,428
310,575	SBC Communications, Inc.	8,059,421
16,400	Verizon Communications, Inc.	645,832
		13,597,681
	Industrial Conglomerates - 8.22%
226,900	General Electric Co.	7,619,302

	Oil & Gas - 9.24%
177,250	Exxon Mobil Corp.	8,566,492

	Paper & Forest Products - 0.05%
1,075	International Paper Co.	43,441

	Pharmaceuticals - 5.50%
154,800	Merck & Co., Inc.	5,108,400

	Tobacco - 6.86%
135,100	Altria Group, Inc.	6,355,104

	Total Common Stocks (Cost $74,076,796)	69,012,789

Hennessy Total Return Fund
SCHEDULE OF INVESTMENTS - (Continued)
09/30/2004 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM INVESTMENTS - 52.84%
		U.S. Government(a) - 45.25%
		U.S. Treasury Bills:
$ 25,000,000		1.310%, 10/28/04	$ 24,976,881
17,000,000		1.470%, 11/26/04	16,962,966
		Total U.S. Government (Cost $41,939,847)	41,939,847
		Discount Notes - 7.59%
7,036,000		Federal Home Loan Bank Discount Note, 1.0000%	7,036,000
		Total Discount Notes (Cost $7,036,000)	7,036,000
		Total Short-Term Investments (Cost $48,975,847)	48,975,847
		Total Investments - 127.30% (Cost $123,052,643)	117,988,636
		Other Liabilities and Assets, Net - (27.30%)	(25,304,175)
		NET ASSETS - 100.0%	$ 92,684,461

	(a)	Collateral or partial collateral for securities sold subject to repurchase.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Hennessy Funds, Inc.

By (Signature and Title) /s/ Neil J. Hennessy
         Neil J. Hennessy, President

Date  11/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date  11/22/04

By (Signature and Title)* /s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date  11/22/04

* Print the name and title of each signing officer under his or her signature.

4